RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships parties	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and finance income
PT Pegadaian (“Pegadaian”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Kimia Farma (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Perkebunan Nusantara III (Persero) (“PTPN III”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues

Related parties	Nature of relationships parties	Nature of accounts/ transactions
PT Kereta Api Indonesia (“KAI”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electricity expenses
PT Asuransi Jasa Indonesia (“Jasindo”)	Entity under common control	Fixed assets insurance expenses and personal insurance expenses
PT Industri Telekomunikasi Indonesia (Persero) (“INTI”)	Entity under common control	Purchase of property and equipments

Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
Omni Inovasi Indonesia	Associated company	Distribution of SIM cards and pulse reload voucher
Finarya	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2020		2021		2022
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority Stockholder
Ministry of Finance	184	0.13	212	0.15	199	0.14
Entities under common control
Government Agencies	3,423	2.51	5,598	3.91	3,029	2.06
Indosat	1,034	0.76	1,056	0.74	1,923	1.31
MoCI	628	0.46	284	0.20	791	0.54
Pertamina	406	0.30	631	0.44	752	0.51
BNI	547	0.40	404	0.28	493	0.33
Bank Mandiri	191	0.14	212	0.15	180	0.12
Pegadaian	178	0.13	148	0.10	160	0.11
PLN	107	0.08	153	0.11	158	0.11
KAI	92	0.07	84	0.06	143	0.10
PTPN III	73	0.05	99	0.07	114	0.08
Kimia Farma	122	0.09	120	0.08	107	0.07
BRI	580	0.43	341	0.24	104	0.07
Others (each below Rp100 billion)	1,197	0.87	944	0.66	744	0.51
Sub-total	8,578	6.29	10,074	7.04	8,698	5.92
Associated companies	47	0.03	16	0.01	6	0.00
Other related entities	160	0.12	33	0.02	52	0.04
Total	8,969	6.57	10,335	7.22	8,955	6.10

	2020		2021		2022
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses

Entities under common control
MoCI	8,347	8.94	8,570	8.64	9,965	9.82
PLN	2,859	3.06	2,349	2.37	2,473	2.44
Indosat	563	0.60	467	0.47	537	0.53
Jasindo	255	0.27	385	0.39	296	0.29
Government agencies	121	0.13	114	0.11	179	0.18
Others (each below Rp100 billion)	191	0.20	208	0.21	229	0.23
Sub-total	12,336	13.20	12,093	12.19	13,679	13.49
Associated companies
Finarya	198	0.21	125	0.13	110	0.11
Others (each below Rp100 billion)	607	0.65	344	0.35	37	0.04
Sub-total	805	0.86	469	0.48	147	0.15
Other related entities
PADI UMKM	—	—	269	0.27	626	0.62
Others (each below Rp100 billion)	136	0.14	115	0.12	98	0.10
Sub-total	136	0.14	384	0.39	724	0.72
Total	13,277	14.20	12,946	13.06	14,550	14.36

	2020		2021		2022
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	564	70.50	348	62.37	459	52.28
Government agencies	8	1.00	14	2.51	16	1.82
Total	572	71.50	362	64.88	475	54.10

	2020		2021		2022
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	25	0.54	17	0.39	10	0.25
Entities under common control
State-owned banks	1,163	25.27	1,247	28.38	1,004	24.63
Sarana Multi Infrastruktur	313	6.80	192	4.37	109	2.67
Total	1,501	32.61	1,456	33.14	1,123	27.55

	2020		2021		2022
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Omni Inovasi Indonesia	1,766	1.29	959	0.67	981	0.67
Finarya	—	—	—	—	141	0.10
Total	1,766	1.29	959	0.67	1,122	0.77

	2021		2022
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipments (Note 12)
Entities under common control
INTI	104	0.34	117	0.34
Others	309	1.02	5	0.01
Total	413	1.36	122	0.35

c.   Balance of accounts with related parties

	2021		2022
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	31,100	11.26	24,902	9.06
Other current financial (Note 5)	329	0.12	400	0.15
Trade receivables - net (Note 6)	1,378	0.50	2,009	0.73
Contract assets
Majority stockholder
Ministry of Finance	7	0.00	24	0.01
Entities under common control
Government agencies	389	0.14	295	0.11
Others (each below Rp100 billion)	394	0.14	273	0.10
Sub-total	783	0.28	568	0.21
Associated companies	1	0.00	1	0.00
Other related entities	—	—	1	0.00
Total	791	0.28	594	0.22
Other current asset
Entities under common control
MoCI	4,749	1.72	5,093	1.85
Others	49	0.02	96	0.03
Sub-total	4,798	1.74	5,189	1.88
Associated companies	—	—	2	0.00
Total	4,798	1.74	5,191	1.88
Other non-current asset
Entities under common control
MoCI	1,573	0.57	1,291	0.47
Others	25	0.01	16	0.01
Total	1,598	0.58	1,307	0.48

	2021		2022
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	8	0.01	0	0.00
Entities under common control
MoCI	1,329	1.01	1,342	1.07
Indosat	144	0.11	140	0.11
Others (each below Rp100 billion)	386	0.29	237	0.19
Sub-total	1,859	1.41	1,719	1.37
Associated companies	5	0.00	13	0.01
Other related entities	—	—	43	0.03
Total	1,872	1.42	1,775	1.41

Accrued expenses
Majority stockholder
Government	3	0.00	1	0.00
Entities under common control
PLN	81	0.06	57	0.05
State-owned banks	40	0.03	74	0.06
Others	7	0.01	2	0.00
Sub-total	128	0.10	133	0.11
Total	131	0.10	134	0.11

	2021		2022
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Government	19	0.01	34	0.03
Entities under common control
Government agencies	295	0.23	328	0.26
MoCI	118	0.09	62	0.05
Others (each below Rp100 billion)	229	0.17	171	0.14
Sub-total	642	0.49	561	0.45
Associated companies	2	0.00	2	0.00
Other related entities	1	0.00	3	0.00
Total	664	0.50	600	0.48

Customer deposits	19	0.01	19	0.02
Short-term bank loans (Note 19)	1,578	1.20	4,462	3.55
Two-step loans (Note 20a)	355	0.27	209	0.17
Long-term bank loans (Note 20c)	17,630	13.46	11,284	8.97
Other borrowings (Note 20d)	2,605	1.99	1,314	1.04

Schedule of remuneration of the Board of Commissioners and key management personnel

	2020		2021		2022
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	263	0.28	347	0.35	401	0.40
Board of Commissioners	108	0.12	140	0.14	164	0.16